Employee Benefits (Details) - Schedule of employee benefits - CHF (SFr)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of employee benefits [Abstract]
Salaries	SFr 812,158	SFr 613,677
Pension costs	66,002	78,248
Share based compensation expense	969,739	167,908
Other employee costs and social benefits	257,108	111,671
Total employee benefits	SFr 2,105,007	SFr 971,504